Advances to suppliers (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Advances to suppliers
Advances to suppliers	$ 1,357,625	$ 3,459,374
Allowance for doubtful accounts	(65,627)	(38,746)
Advances to suppliers, net	$ 1,291,998	$ 3,420,628